Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

Other long-term liabilities consisted of the following (in millions):

	December 31,
	2012	2011
Acquisition related contingent consideration liabilities	$363.1	$181.6
Long term pension liability	44.3	—
Other long-term liabilities	107.1	19.4

	514.5	201.0
Less: Current portion included in accounts payable and accrued expenses	351.9	128.3

Total other long-term liabilities	$162.6	$72.7